Document And Entity Information	6 Months Ended
Jun. 30, 2017
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Entity Registrant Name	FENNEC PHARMACEUTICALS INC.
Entity Filer Category	Smaller Reporting Company
Trading Symbol	FENCF
Entity Central Index Key	0001211583